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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form 13F-HR

                               Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:           March 31, 2002
                                               -------------------------------


Check here if Amendment [ ]; Amendment Number:
                                              -------------

         This Amendment (Check only one.): [ ]    is a restatement.
                                           [ ]    adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:      Cambridge Investments, Ltd.
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Address:   600 Montgomery Street
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           San Francisco, California  94111
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Form 13F File Number:  28-06432

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:  Courtney Tozzi
Title: Vice President
Phone: (415) 781-0866

Signature, Place, and Date of Signing:

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
/s/ Courtney Tozzi               San Francisco, California      April 30, 2002
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         [Signature]             [City, State]                      [Date]
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Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
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                              Form 13F SUMMARY PAGE


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
Report Summary:
Number of Other Included Managers:              0
                                             --------

Form 13F Information Table Entry Total:         10
                                             --------

Form 13F Information Table Value Total:      $178,527
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                                            (thousands)
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List of Other Included Managers:

{None}
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         FORM 13F INFORMATION TABLE -CAMBRIDGE INVESTMENTS LTD. 3/31/02

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
     COLUMN 1                COLUMN 2  COLUMN 3   COLUMN 4          COLUMN 5         COLUMN 6    COLUMN 7           COLUMN 8
                                                                                                                VOTING AUTHORITY
                                                             SHRS OR
                             TITLE OF              VALUE      PRN       SH/   PUT/  INVESTMENT   OTHER
NAME OF ISSUER               CLASS     CUSIP      (X1000)    AMOUNT     PRN   CALL  DISCRETION   MANAGERS    SOLE      SHARED   NONE
BAKER HUGHES INC             COMMON    057224107   14,961     430,180    SH    N/A        SOLE   N/A         430,180
BJ SVCS CO                   COMMON    055482103   16,869     499,107    SH    N/A        SOLE   N/A         499,107
COOPER CAMERON CORP          COMMON    216640102   13,914     278,011    SH    N/A        SOLE   N/A         278,011
ENSCO INTL INC               COMMON    26874Q100   27,027     935,788    SH    N/A        SOLE   N/A         935,788
GLOBAL SANTE FE CORP         SHS       G3930E101   30,378   1,021,132    SH    N/A        SOLE   N/A       1,021,132
PHILIP MORRIS COS INC        COMMON    718154107      459       8,700    SH    N/A        SOLE   N/A           8,700
NABORS INDS INC              COMMON    629568106   25,365     629,416    SH    N/A        SOLE   N/A         629,416
NOBLE DRILLING CORP          COMMON    655042109   18,425     466,237    SH    N/A        SOLE   N/A         466,237
TRANSOCEAN SEDCO FOREX INC   ORD       G90078109   11,975     376,590    SH    N/A        SOLE   N/A         376,590
SMITH INTL INC               COMMON    832110100   19,154     301,175    SH    N/A        SOLE   N/A         301,175




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